EXPLANATORY NOTE

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format for the Calamos Global Convertible Fund that is identical to the risk/return information contained in each Fund’s prospectus filed as part of Post-Effective Amendment No. 113 on February 23, 2018, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 30, 2018 (SEC Accession No. 0001193125-18-263616).